S000031352 [Member] Average Annual Total Returns	3 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended	146 Months Ended	166 Months Ended	171 Months Ended	258 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
ICE BofA BB-B US Cash Pay High Yield Constrained Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		6.83%	3.63%	4.86%
Bloomberg U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		1.25%	(0.33%)	1.35%
C000097418 [Member]
Prospectus [Line Items]
Average Annual Return, Percent		6.08%	2.78%	4.11%
Performance Inception Date							Sep. 27, 2010
C000122757 [Member]
Prospectus [Line Items]
Average Annual Return, Percent		6.28%	2.88%	4.20%
Performance Inception Date					Nov. 08, 2012
C000253699 [Member]
Prospectus [Line Items]
Average Annual Return, Percent		6.00%	2.55%	3.86%
Performance Inception Date	Oct. 02, 2024
C000097410 [Member]
Prospectus [Line Items]
Average Annual Return, Percent		0.95%	1.55%	3.36%
Performance Inception Date								Jun. 19, 2003
C000097410 [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(1.26%)	(0.59%)	1.27%
Performance Inception Date								Jun. 19, 2003
C000097410 [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		0.53%	0.28%	1.65%
Performance Inception Date								Jun. 19, 2003
C000097412 [Member]
Prospectus [Line Items]
Average Annual Return, Percent		4.15%	1.77%	3.08%
Performance Inception Date								Jun. 19, 2003
C000097417 [Member]
Prospectus [Line Items]
Average Annual Return, Percent		6.33%	2.93%	4.26%
Performance Inception Date						Mar. 07, 2011